Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-In Capital	Additional Paid-In Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance
Common shares outstanding, beginning balance (in shares) at Dec. 31, 2018				110,392,689	110,392,689
Balance, beginning of the year at Dec. 31, 2018	$ 2,090,768	$ 8,375	$ 2,099,143	$ 2,215,936	$ 2,215,936	$ 74,805	$ 74,805	$ (12,216)	$ (12,216)	$ (187,757)	$ 8,375	$ (179,382)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	2,084,063			2,084,063
Exercise of stock options	$ 48,337			$ 75,296		(26,959)
Stock-based compensation	159,310					159,310
Vesting of restricted share units (in shares)				1,252,250
Vesting of restricted share units	0			$ 106,408		(106,408)
Issuance of shares related to business acquisitions (in shares)				514,973
Issuance of shares related to business acquisitions	132,510			$ 170,630		(38,120)
Issuance of Class A subordinate voting shares, net of offering costs (in shares)				2,185,000
Issuance of Class A subordinate voting shares, net of offering costs	688,014			$ 688,014
Net income (loss) and comprehensive income (loss) for the year	(111,580)							13,262		(124,842)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2019				116,428,975
Balance, end of the year at Dec. 31, 2019	$ 3,015,734			$ 3,256,284		62,628		1,046		(304,224)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	1,530,759			1,530,759
Exercise of stock options	$ 70,809			$ 115,331		(44,522)
Stock-based compensation	246,940					246,940
Vesting of restricted share units (in shares)				1,176,637
Vesting of restricted share units	0			$ 162,420		(162,420)
Issuance of Class A subordinate voting shares, net of offering costs (in shares)				3,392,500
Issuance of Class A subordinate voting shares, net of offering costs	2,581,197			$ 2,581,197
Equity component of the convertible senior notes, net of offering costs, net of tax	158,810					158,810
Net income (loss) and comprehensive income (loss) for the year	327,233							7,724		319,509
Common shares outstanding, ending balance (in shares) at Dec. 31, 2020				122,528,871
Balance, end of the year at Dec. 31, 2020	$ 6,400,723			$ 6,115,232		$ 261,436		$ 8,770		$ 15,285